INCOME TAX - Tax credits (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
INCOME TAX
Base	$ 102,055
Deferred tax recognized asset	34,940
Renting Colombia S.A.S.
INCOME TAX
Base	39,037
Deferred tax recognized asset	12,883
Nequi S.A. Compania de Financiamiento
INCOME TAX
Base	63,018
Deferred tax recognized asset	$ 22,057